Subsidiary undertakings, joint ventures and associates (Tables)	12 Months Ended
Mar. 31, 2025
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries, joint ventures and associates	Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated otherwise in footnotes).

Birch Sites Limited
Carbon Sentinel Limited
Central Networks Trustees Limited[1]
Icelink Interconnector Limited
Kelston Properties 2 Limited[1]
Lattice Group Limited
NatgridTW1 Limited
National Grid (US) Holdings Limited[2]
National Grid (US) Investments 4 Limited[2]
National Grid (US) Partner 1 Limited[2]
National Grid Carbon Limited
National Grid Commercial Holdings Limited
National Grid Continental Limited
National Grid Distributed Energy Limited
National Grid Electricity Distribution (East Midlands) plc[1]
National Grid Electricity Distribution (South Wales) plc[1]
National Grid Electricity Distribution (South West) plc[1]
National Grid Electricity Distribution (West Midlands) plc[1]
National Grid Electricity Distribution Generation Limited[1]
National Grid Electricity Distribution Holdings Limited[1]
National Grid Electricity Distribution Investments Limited[1]
National Grid Electricity Distribution Midlands Limited[1]
National Grid Electricity Distribution Network Holdings Limited[1]
National Grid Electricity Distribution plc[1]
National Grid Electricity Distribution Property Investments Limited[1]
National Grid Electricity Group Trustee Limited
National Grid Electricity Transmission plc
National Grid Energy Metering Limited
National Grid Grain LNG Limited
National Grid Helicopters Limited[1]
National Grid Holdings Limited[2]
National Grid Holdings One plc
National Grid Hydrogen Limited

National Grid IFA 2 Limited
National Grid Interconnector Holdings Limited
National Grid Interconnectors Limited
National Grid International Limited[2]
National Grid Lion Link Limited
National Grid Nautilus Limited
National Grid North Sea Link Limited
National Grid Offshore Limited
National Grid Partners Limited
National Grid Plus Limited
National Grid Property Holdings Limited
National Grid Telecoms Limited[1]
National Grid Twelve Limited
National Grid Twenty Eight Limited
National Grid Twenty Seven Limited
National Grid UK Limited
National Grid Ventures Limited
National Grid Viking Link Limited
National Grid William Limited
NG Nominees Limited*[2,3]
NGC Employee Shares Trustee Limited
NGG Finance plc
Ngrid Intellectual Property Limited
Port Greenwich Limited
Sheet Road Management Company Limited (51%)[4]
South Wales Electricity Share Scheme Trustees Limited[1]
Thamesport Interchange Limited
The National Grid Group Quest Trustee Company Limited*[3]
Warwick Technology Park Management Company (No 2) Limited (60.56%)[5]
Western Power Pension Trustee Limited[1]
WPD WEM Holdings Limited[1]
WPD WEM Limited[1]
1.Registered office: Avonbank, Feeder Road, Bristol, Avon, BS2 0TB, UK.
2.Companies where National Grid plc has issued guarantees over the liabilities of the companies as at 31 March 2025 and for which the companies are taking the exemption from the requirements of an audit for their individual financial statements as permitted by section 479A of the Companies Act.
3.Registered office: C/o Interpath Limited, 10 Fleet Place, London, EC4M 7RB, UK.
4.Registered office: Netley Old Hall Farm, Dorrington, Shrewsbury, SY5 7JY, UK.
5.Registered office: Shire Hall, PO Box 9, Warwick, CV34 4RL, UK.
*In liquidation.
34. Subsidiary undertakings, joint arrangements and associates continued
Subsidiary undertakings continued
Incorporated in the US
Registered office: National Registered Agents, Inc., 1209 Orange Street, Wilmington, DE 19801, USA (unless stated otherwise in footnotes).

Apple River Solar, LLC
Apple River Storage, LLC
Armenia Solar, LLC
Bazile Creek Wind Farm, LLC
Bee Hollow Solar, LLC
Belle Plaine Solar, LLC
Blue Ridge Wind, LLC
Blue Spring Solar, LLC
Blues Solar, LLC
Boone Solar, LLC
Boston Gas Company[1]
Brock Solar, LLC
Broken Bridge Corp.[2]
Brook Trout Solar, LLC
Burley Solar, LLC
Burr Ridge Wind, LLC
Cage Ranch Solar II, LLC
Cage Ranch Solar III, LLC
Cage Ranch Solar, LLC
Caldwell Solar II, LLC
Caldwell Solar, LLC
Camp Creek Wind Farm, LLC
Carnation Solar, LLC
Cattle Ridge Wind Farm 2, LLC
Cedar Grove Solar, LLC
Charter Oak Solar, LLC
Charter Oak Storage, LLC
Clay Boswell Solar, LLC
Clermont Solar, LLC
Coles Solar, LLC
Compass Prairie Wind, LLC
Conestoga Wind, LLC
Creekview Solar, LLC
Crocker Wind Farm 2, LLC
Dakota Hills Wind Farm, LLC
Deatsville Solar, LLC
Donnellson Solar, LLC
Doorstep Community LLC[3]
Eldena Solar, LLC
Elk Creek Solar 2, LLC
Elk Creek Solar, LLC
EUA Energy Investment Corporation[1]
Exie Solar, LLC
Firstview Wind Farm, LLC
Fort Solar, LLC
Front Range Wind Farm, LLC
Galaxy Solar 2, LLC
Galaxy Solar, LLC
Golden Solar, LLC
Goldenrod Wind Farm, LLC
Goldfinch Solar, LLC
Granite Rock Wind Farm, LLC[4]
Granite State Power Link LLC[3]
Grant Solar 2, LLC
Grant Solar, LLC
Grayson Solar, LLC
Grazing Hills Wind Farm, LLC
Greenbrier Creek Solar, LLC
Greenwood Solar, LLC
Grid NY LLC[6]
Grindstone Wind Farm, LLC[5]
Hale County Solar, LLC
Hansford Energy Storage, LLC
Harmony Solar ND 2, LLC
Harmony Solar ND, LLC
Harrington Solar, LLC
Hartley Solar, LLC
Hearth Solar, LLC
Honeybee Solar, LLC
Hoosier Solar, LLC
Illumination Solar, LLC
Itasca Energy Development, LLC[4]
Itasca Energy Services, LLC
Jack Rabbit Wind, LLC
Jackson County Solar, LLC
KeySpan CI Midstream Limited[3]

KeySpan Energy Corporation[6]
KeySpan Energy Services Inc.[3]
KeySpan Gas East Corporation[6]
KeySpan International Corporation[3]
KeySpan MHK, Inc.[3]
KeySpan Midstream, Inc.[3]
KeySpan Plumbing Solutions, Inc.[6]
Kit Carson Wind, LLC
Kit Fox Storage, LLC
Knox Solar, LLC
Kota Storage, LLC
KSI Contracting, LLC[3]
KSI Electrical, LLC[3]
KSI Mechanical, LLC[3]
Lake Charlotte Solar, LLC
Lakeside Solar, LLC
Land Management & Development, Inc.[6]
Landwest, Inc.[6]
Lansing Solar, LLC
Las Moras Storage, LLC
Leola Wind Farm, LLC
Liberty Solar, LLC
Lime Creek Wind, LLC
Livingston County Solar, LLC
Long Mount Storage, LLC
Lordsburg Solar, LLC
Louisa Solar, LLC
Lowlands Solar, LLC
Lydia Solar, LLC
Massachusetts Electric Company[1]
Maverick Wind Farm, LLC
Meadowlands Solar, LLC
Mentha Solar, LLC
Metrowest Realty LLC[3]
Millers Ferry Solar, LLC
Morgan County Solar, LLC
Morning Glory Solar, LLC[4]
Muddy Creek Solar, LLC
Mustang Ridge Wind Farm, LLC
Mystic Steamship Corporation[7]
Nantucket Electric Company[1]
National Grid Development Holdings Corp.[3]
National Grid Electric Services LLC[6]
National Grid Energy Trading Services LLC[6]
National Grid Engineering & Survey Inc.[6]
National Grid Generation LLC[6]
National Grid Generation Ventures LLC[6]
National Grid Glenwood Energy Center LLC[3]
National Grid IGTS Corp.[6]
National Grid Insurance USA Ltd[8]
National Grid LNG LLC[3]
National Grid NE Holdings 2 LLC[1]
National Grid North America Inc.[3]
National Grid Partners Inc.[6]
National Grid Partners LLC[3]
National Grid Port Jefferson Energy Center LLC[3]
National Grid Renewables Development, LLC
National Grid Renewables E Wind, LLC[9]
National Grid Renewables Operations, LLC
National Grid Renewables Projects, LLC[4]
National Grid Renewables Stutsman, LLC
National Grid Renewables, LLC[3]
National Grid Services Inc.[3]
National Grid US LLC[3]
National Grid USA Service Company, Inc.[1]
National Grid USA[3]
NEES Energy, Inc.[1]
New England Electric Transmission Corporation[2]
New England Energy Incorporated[1]
New England Hydro Finance Company, Inc. (53.704%)[1]
New England Hydro-Transmission Corporation (53.704%)[2]
New England Hydro-Transmission Electric Company, Inc. (53.704%)[1]
New England Power Company[1]
Newport America Corporation[10]
Newton Solar, LLC
NG Renewables Energy Marketing, LLC

NG Renewables Energy Services, LLC
NG Renewables Remote Operations Center, LLC
NGNE LLC[3]
NGV Emerald Energy Venture Holdings, LLC[3]
NGV H2 Generation LLC[3]
NGV H2 Holdings LLC[3]
NGV LNG Holdings LLC[3]
NGV NGR Acquisition Co, LLC[3]
NGV NGR Holdco, LC3
NGV OSW Holdings, LLC[3]
NGV US Distributed Energy Inc.[3]
NGV US Transmission Inc.[3]
NGV US, LLC[3]
Niagara Mohawk Energy, Inc.[3]
Niagara Mohawk Holdings, Inc.[6]
Niagara Mohawk Power Corporation[6]
Niobrara Wind, LLC
NM Properties, Inc.[6]
Noble Solar, LLC[11]
Nordic VOS, LLC
North East Transmission Co., Inc.[3]
North Fork Wind, LLC
Oakland Solar, LLC
Opinac North America, Inc.[3]
Pasture Peaks Wind Farm, LLC
Peony Solar, LLC
Philadelphia Coke Co., Inc.[3]
Pike County Solar, LLC
Pipestone Solar, LLC
Plum Creek Wind Farm 2, LLC
Plum Creek Wind Farm, LLC
Port of the Islands North, LLC[6]
Portage Solar, LLC
Prairie Oasis Solar, LLC
Prairie Rose Wind 2, LLC[4]
Prosperity Wind Farm 2, LLC
Prosperity Wind Farm, LLC
Red Rock Solar SD, LLC
Regal Solar 2, LLC
Regal Solar, LLC
Reunion Solar, LLC
River North Solar, LLC
Robertson Solar, LLC
Rock Ridge Wind Farm, LLC
Rolling Hills Solar, LLC
Royal Solar 2, LLC
Royal Solar, LLC
Royerton Solar, LLC

Royerton Storage, LLC
Saginaw Bay Solar, LLC
Saltillo Storage, LLC
Sandbar Solar, LLC
Sandstone Bluffs Wind Farm, LLC
Sandstone Creek Solar 2, LLC
Sandstone Creek Solar, LLC
Sapphire Sky Wind Farm, LLC
Sherco Solar 2, LLC[4]
Sherco Solar 3, LLC
Silver City Solar, LLC
Simpson Solar, LLC
Spring Brook Solar, LLC
Spring River Solar, LLC
Sprouting Skies Wind Farm, LLC
Stony Brook Wind, LLC
Stony Point Solar, LLC
Summit Lake Solar, LLC
Sunbeam Solar, LLC
Sunrise Solar, LLC
Sycamore Creek Solar, LLC
Tejano Storage, LLC
Thacker Solar, LLC
The Brooklyn Union Gas Company[6]
Torchlight Solar, LLC[4]
Transgas Inc.[1]
Tri-City Solar, LLC
Trout Lily Wind Farm, LLC
Uintah Solar, LLC
Ulysses Crossing Solar, LLC
Upper Hudson Development, Inc.[6]
Valley Solar, LLC
Vermont Green Line Devco, LLC (90%)[3]
Violet Storage, LLC
Virtue Solar, LLC
Vivid Solar, LLC
Wallowa Solar, LLC
Wayfinder Group, Inc.[1]
White Elm Wind Farm, LLC
Wildcat Ridge Wind Farm, LLC
Wilder Solar, LLC
Willard Solar, LLC
Williams County Solar, LLC
Wiregrass Solar, LLC
Woodlands Solar, LLC
Worthington Solar, LLC
Young County Solar, LLC

Incorporated in Guernsey
Registered office: KPMG Advisory Limited, Glategny Court, Glategny
Esplanade, St. Peter Port, GY1 1WR, Guernsey
NG Electricity Distribution Limited*†
Incorporated in the Isle of Man
Registered office: Third Floor, St George’s Court, Upper Church Street,
Douglas, IM1 1EE, Isle of Man, UK
National Grid Insurance Company (Isle of Man) Limited
Incorporated in Jersey
Registered office: 22 Grenville Street, St. Helier, JE4 8PX, Jersey
Project SPV (Jersey) Investment Limited (89%)†
Incorporated in Luxembourg
Registered office: 412F, Route d’Esch, L-2086, Luxembourg, Grand Duchy of Luxembourg
National Grid Luxembourg SARL
1.Registered office: Corporation Service Company, 84 State Street, Boston MA 02109, USA.
2.Registered office: Corporation Service Company, 10 Ferry Street, Suite 313, Concord NH 03301, USA.
3.Registered office: Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, USA.
4.Registered office: 8400 Normandale Lake Blvd., Suite 1200, Bloomington MN 55437, USA.
5.Registered office: National Registered Agents Inc., 30600 Telegraph Road, Suite 2345, Bingham Farms MI 48025, USA.
6.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
7.Registered office: Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801, USA.
8.Registered office: 100 Bank Street, Suite 630, Burlington, Chittenden County VT 05401, USA.
9.Registered office: National Registered Agents, Inc., 301 S. Bedford Street, Suite 1, Madison WI 53703, USA.
10.Registered office: Corporation Service Company, 222 Jefferson Boulevard, Suite 200, Warwick RI 02888, USA.
11.Registered office: National Registered Agents, Inc., 1999 Bryan Street, Dallas TX 75201, USA.
*In liquidation.
†Entity is tax resident in the UK.
34. Subsidiary undertakings, joint arrangements and associates continued
Joint ventures
A list of the Group’s joint ventures as at 31 March 2025 is given below.
All joint ventures are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated
otherwise in footnotes).
BritNed Development Limited (50%)**
National Places LLP (50%)[1]*
Nemo Link Limited (50%)
Incorporated in the US
Registered office: Corporation Service Company, 251 Little Falls Drive,
Wilmington, DE 19808, USA (unless stated otherwise in footnotes).
Clean Energy Storage Systems LLC (50%)
Community Offshore Wind, LLC (27.27%)[2]
Emerald Energy Venture, LLC (51%)
Island Park Energy Center, LLC (50%)
LI Energy Storage System, LLC (50%)
LI Solar Generation, LLC (50%)
Incorporated in France
Registered office: 1 Terrasse Bellini, Tour Initiale, TSA 41000 – 9291,
Paris La Defense, CEDEX, France.
IFA2 (50%)*
Joint operations
A list of the Group’s incorporated joint operations as at 31 March 2025 is given below. All joint operations are included in the Group’s financial statements under IFRS 11 Joint arrangements.
Incorporated in England and Wales
Registered office: 1–3 Strand, London, WC2N 5EH, UK (unless stated
otherwise in footnotes).
Eastern Green Link 1 Limited (50%)
Eastern Green Link 2 Limited (50%)[3]
NGET/SPT Upgrades Limited (50%)†
Associates
A list of the Group’s associates as at 31 March 2025 is given below.
Unless otherwise stated, all associates are included in the Group’s financial statements using the equity method of accounting.
Incorporated in England and Wales
Registered office: Friars House, Manor House Drive, Coventry, CV1 2TE, UK.
Joint Radio Company Limited (25%)***
Incorporated in the US
Registered office: The Corporation Trust Company, Corporation Trust
Center, 1209 Orange Street, Wilmington DE 19801, USA (unless stated
otherwise in footnotes).
Clean Line Energy Partners LLC (32%)
Connecticut Yankee Atomic Power Company (19.5%)[4]
Direct Global Power Inc. (26%)
Energy Impact Fund LP (9.41%)[5]
KHB Venture LLC (33.33%)[6]
Maine Yankee Atomic Power Company (24%)[7]
New York Transco LLC (28.3%)[8]
The Hive IV, LLC (28.2%)
Yankee Atomic Electric Company (34.5%)[9]
Other investments
A list of the Group’s other investments as at 31 March 2025 is given below.
Incorporated in England and Wales
Registered office: 1 More London Place, London SE1 2AF, UK.
Energis plc (33.06%)*
Registered office: Third Floor, Northumberland House, 303–306 High Holborn,
London, WC1V 7JZ.
Electralink Limited (27.04%)
1.Registered office: 305 Gray's Inn Road, London, England, WC1X 8QR.
2.Registered office: The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, USA.
3.Registered office: No.1 Forbury Place, 43 Forbury Road, Reading, RG1 3JH, UK.
4.Registered office: Carla Pizzella, 362 Injun Hollow Road, East Hampton CT 06424-3099, USA.
5.Registered office: Harvard Business Services, Inc., 16192 Coastal Highway, Lewes DE 19958, USA.
6.Registered office: c/o de maximis, inc., 135 Beaver Street, 4th Floor, Waltham MA 02452, USA.
7.Registered office: Joseph D Fay, 321 Old Ferry Road, Wiscasset ME 04578, USA.
8.Registered office: Corporation Service Company, 80 State Street, Albany NY 12207, USA.
9.Registered office: Karen Sucharzewski, 49 Yankee Road, Rowe MA 01367, USA.
*In liquidation.
**National Grid Interconnector Holdings Limited owns 284,500,000 €0.20 C Ordinary shares and one £1.00 Ordinary A share.
***National Grid Electricity Transmission plc owns one £0.50 A Ordinary share.
†National Grid Electricity Transmission plc owns 50 £1.00 A Ordinary shares.
‡In administration.

Disclosure of subsidiaries taking advantage of audit exemption under section 479A of Companies Act 2006	The following UK subsidiaries will take advantage of the audit exemption set out within section 479A of the Companies Act 2006 supported by guarantees issued by National Grid plc over their liabilities for the year ended 31 March 2025:

Company name	Company number
National Grid Holdings Limited	3096772
National Grid International Limited	2537092
National Grid (US) Holdings Limited	2630496
National Grid (US) Investments 4 Limited	3867128
National Grid (US) Partner 1 Limited	4314432
NG Nominees Limited*	2489329